Acquisitions (Detail) - USD ($) $ in Thousands					12 Months Ended
	May 26, 2016	Jul. 13, 2015	Aug. 11, 2014	Nov. 26, 2013	Oct. 30, 2016	Oct. 25, 2015	Oct. 26, 2014
Acquisitions
Purchase price					$ 280,889	$ 770,587	$ 466,204
Allocation of the purchase price to the acquired assets, liabilities, and goodwill
Goodwill					1,834,497	1,699,484	1,226,406
Justin's
Acquisitions
Purchase price	$ 280,900
Present value of the cash flow benefits as a result of tax amortization of the stepped-up basis of assets	70,000
Allocation of the purchase price to the acquired assets, liabilities, and goodwill
Intangible assets	89,900
Goodwill	$ 186,400
Applegate
Acquisitions
Purchase price		$ 774,100
Allocation of the purchase price to the acquired assets, liabilities, and goodwill
Accounts receivable		25,574
Inventory		22,212
Prepaid and other assets		2,987
Property, plant and equipment		3,463
Intangible assets		275,900
Goodwill		488,235
Current liabilities		(23,420)
Deferred taxes		(20,888)
Purchase price		$ 774,063
Transaction costs						9,000
CytoSport Holdings
Acquisitions
Purchase price			$ 420,900
Potential additional payment			$ 20,000
Term for additional payment			2 years
Allocation of the purchase price to the acquired assets, liabilities, and goodwill
Accounts receivable			$ 30,580
Inventory			62,246
Prepaid and other assets			3,133
Property, plant and equipment			8,119
Intangible assets			188,500
Goodwill			270,925
Current liabilities			(52,811)
Long-term liabilities			(30,140)
Deferred taxes			(59,700)
Purchase price			420,852
Potential payments owed under a supplier agreement			$ 15,000
Adjustment to potential payment					$ 1,400	$ 8,900
Transaction costs (excluding transitional service expenses) related to the acquisition							$ 4,800
SKIPPY | China
Acquisitions
Purchase price				$ 41,900